Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Gross Unrealized Gains	$ 802	$ 795
Gross Unrealized Losses		64
Amortized Cost, Total	47,559	59,031
Fair Value, Total	48,361	59,762
U.S. Government Agencies [Member]
Amortized Cost, Due after five years but within ten years	18,981	16,307
Amortized Cost, Due after ten years but within fifteen years	5,000	4,002
Fair Value, Due after five but within ten years	19,059	16,253
Fair Value, Due after ten but within fifteen years	5,029	4,002
Fair Value, Total	24,088	35,674
Corporate bonds [Member]
Amortized Cost, Due after five years but within ten years	4,404	3,664
Fair Value, Due after five but within ten years	4,599	3,805
Fair Value, Total	4,599	3,805
Municipal bonds [Member]
Amortized Cost, Due after five years but within ten years	3,765	246
Amortized Cost, Due after ten years but within fifteen years		884
Fair Value, Due after five but within ten years	3,892	246
Fair Value, Due after ten but within fifteen years		917
Fair Value, Total	3,892	1,163
Mortgage-backed securities [Member]
Gross Unrealized Gains	373	423
Amortized Cost	15,409	18,697
Fair Value	15,782	19,120
Fair Value, Total	15,782	19,120
Due after one but within five years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains		192
Gross Unrealized Losses		4
Amortized Cost, Due after one but within five years		15,231
Fair Value, Due after one but within five years		15,419
Due after five but within ten years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains	78	6
Gross Unrealized Losses		60
Due after five but within ten years [Member] | Corporate bonds [Member]
Gross Unrealized Gains	195	141
Due after five but within ten years [Member] | Municipal bonds [Member]
Gross Unrealized Gains	127
Due after ten but within fifteen years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains	29
Due after ten but within fifteen years [Member] | Municipal bonds [Member]
Gross Unrealized Gains		$ 33